Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Parenthetical) (Detail)
€ in Millions, $ in Millions
	3 Months Ended				6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)
Segment Reporting [Abstract]
Exceptional non-tax deductible charge	$ 49	€ 45	$ 502	€ 450	$ 551	€ 495